Document And Entity Information	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Entity Central Index Key	0001874315
Entity Registrant Name	Satellogic Inc.
Amendment Flag	false
Document Type	F-4
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Ruta 8 Km 17,500, Edificio 300 Oficina 324 Zonamerica
Entity Address, City or Town	Montevideo
Entity Address, Postal Zip Code	91600
Entity Address, Country	UY
City Area Code	00-598
Local Phone Number	25182302
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	210 Delburg Street
Entity Address, City or Town	Davidson
Entity Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	894-4482
Contact Personnel Name	Rick Dunn
Entity Address, State or Province	NC